Investment property - Schedule of net book value for investment property (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	€ 86	€ 73	€ 0
At cost
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	110	73
Accumulated depreciations and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Investment property	€ (24)	€ 0